MORGAN STANLEY PATHWAY FUNDS

SUPPLEMENT DATED MAY 7, 2026,

TO THE STATUTORY AND SUMMARY PROSPECTUSES DATED JANUARY 1, 2026

This Supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectuses and should be read in conjunction with such Prospectus and Summary Prospectuses.

INTERNATIONAL EQUITY FUND

BlackRock Financial Management, Inc. (“BlackRock”) is no longer an investment sub-adviser of the International Equity Fund. As such, all references to BlackRock as a sub-adviser to the International Equity Fund and any related disclosures are removed from the Prospectus and Summary Prospectus.

Further, O’Shaughnessy Asset Management, LLC (“O’Shaughnessy”) will commence as a new investment sub-adviser to the International Equity Fund effective May 7, 2026.

Related thereto, the sub-adviser investment allocation of the International Equity Fund is 24% to Causeway Capital Management LLC (“Causeway”), 35% to O’Shaughnessy, 16% to Schroder Investment Management North America Inc. (“Schroders”), 8% to Victory Capital Management, Inc. (“Victory Capital”), and 17% to Walter Scott & Partners Limited (“Walter Scott”).

Accordingly, the following replaces the chart in the section titled “Sub-advisers and portfolio managers” related to the International Equity Fund on page 14 of the Prospectus:

Portfolio Manager	Sub-Adviser or Adviser	Fund’s Portfolio Manager Since
Alessandro Valentini, CFA®, Portfolio Manager	Causeway	2021

Jonathan P. Eng, Portfolio Manager	Causeway	2014

Harry W. Hartford, President and Portfolio Manager	Causeway	2014

Sarah H. Ketterer, Chief Executive Officer and Portfolio Manager	Causeway	2014

Ellen Lee, Portfolio Manager	Causeway	2015

Conor S. Muldoon, CFA®, Portfolio Manager	Causeway	2014

Steven Nguyen, Portfolio Manager	Causeway	2019

Brian Cho, Portfolio Manager	Causeway	2021

Ehren Stanhope, CFA®, Chief Investment Strategist, Portfolio Manager	O’Shaughnessy	2026

Scott Bartone, CFA®, Chief Product Officer, Portfolio Manager	O’Shaughnessy	2026

Claire Noel, CFA®, Director of Research, Portfolio Manager	O’Shaughnessy	2026

Daniel Nitiutomo, CFA®, Portfolio Manager	O’Shaughnessy	2026

Joseph Giroux, Portfolio Manager	O’Shaughnessy	2026

James Gautrey, CFA®, Portfolio Manager	Schroders	2014

Simon Webber, CFA®, Portfolio Manager	Schroders	2011

Daniel B. LeVan, CFA®, Chief Investment Officer of Trivalent Investments, a Victory Capital investment franchise	Victory Capital	2017

John W. Evers, CFA®, Senior Portfolio Manager	Victory Capital	2017

Jane Henderson, Managing Director	Walter Scott	2021

Roy Leckie, Executive Director – Investment & Client Service	Walter Scott	2021

Maxim Skorniakov, Investment Manager	Walter Scott	2022

Fraser Fox, Investment Manager	Walter Scott	2022

Further, the following disclosure related to the International Equity Fund is hereby added in the section titled “How the Sub-advisers select the Fund’s investments” on page 58-61 of the Prospectus:

O’Shaughnessy Asset Management, LLC (“O’Shaughnessy”)

The O’Shaughnessy Developed Markets Ex North America - Canvas Tax Managed strategy seeks to provide long-term appreciation through passive exposure to primarily large and mid-cap stocks in Developed Market countries excluding the US and Canada. The investment process uses a risk-based sampling approach to closely track broad market exposure to developed market stocks, while also providing portfolio-level customizations and tax management strategies designed to seek optimized after-tax returns, which may include tax-loss harvesting, as applicable. This strategy generally samples from a universe of approximately 800 -1000 securities.

Finally, the following disclosure in the sub-section titled “The Sub-advisers” under the section titled “Fund Management” related to the International Equity Fund on pages 92-95 of the Prospectus is hereby added in alphabetical order with respect to the other Sub-advisers:

Fund	Sub-Adviser or Adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
International Equity Fund	O’Shaughnessy Asset Management, LLC (“O’Shaughnessy”) 100 First Stamford Pl, Stamford, CT 06902	35%

Ehren Stanhope, CFA®

Chief Investment Strategist, Portfolio Manager

Ehren Stanhope is a Principal, Chief Investment Strategist, Portfolio Manager, and Co-Head of the Investment Team at O’Shaughnessy Asset Management (OSAM). Ehren has deep expertise in OSAM’s investment philosophy, portfolio construction, and implementation, which enables him to represent the investment process to key clients throughout the United States and Canada. He is responsible for positioning the firm’s investment capabilities within the context of client needs and the current market environment. Ehren has authored several whitepapers including Dimensions of Return and Microcaps—Factor Spreads, Structural Biases, and the Institutional Imperative. Prior to joining OSAM, Ehren worked at Western Asset Management Company, where he was a member of the Analytics team in the Client Service/Marketing group. In that role, he specialized in relationships with insurance clients handling inquiries related to portfolio performance, structure, and strategy. Ehren holds a B.S. in Management from Tulane University with concentrations in Finance and Legal Studies, and a M.B.A. from the Yale School of Management with a focus in Asset Management. He is a CFA charterholder and member of the CFA Society New York.

				2026
			Scott Bartone. CFA® Chief Product Officer, Portfolio Manager Scott Bartone is the Chief Product Officer, a Portfolio Manager, and Co-Head of the Investment Team at OSAM. Scott is involved in the day-to-day portfolio management activities and heads the trade support staff focused on delivering the firm’s	2026

Fund	Sub-Adviser or Adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
			strategies to clients. Prior to joining OSAM, Scott worked at Bear Stearns and Co. in New York where he was responsible for providing operational and trade support for broker staff and third-party money managers utilized by Bear Stearns’ Private Client Service team. Scott has a B.A. from the State University of New York at Albany and an M.B.A from Cornell University. He is also a CFA charterholder.

			Claire Noel, CFA®, Director of Research, Portfolio Manager Ms. Noel also began managing the Fund in November 2022 and has been associated with the Adviser in an investment capacity since June 2021. From 2012 to 2021, Ms. Noel was a Partner at AJO Partners, an institutional investment manager based in Philadelphia, Pennsylvania. At AJO, she served as a senior member of the portfolio management and 13 quantitative research teams responsible for building diversified, value-oriented portfolios of U.S. and international equities.	2026

			Daniel Nitiutomo, CFA®, Portfolio Manager Mr. Nitiutomo began managing the Fund in November 2022 and has been associated with the Adviser in an investment capacity since April 2015.	2026

Joseph Giroux,

Managing Director, Portfolio Manager

Joe is responsible for developing, managing, and improving OSAM’s quantitative equity factor strategies. Prior to joining OSAM, Joe was a Global Equity Portfolio Manager at Franklin Templeton Investment Solutions, and predecessor firms Batterymarch/QS Investors over the past 11 years, where he was the lead Portfolio Manager on multiple funds, including the Franklin Global Equity Fund, Franklin Global Systematic Fund, Franklin Global Dividend Fund, Franklin Global Responsible Fund, and Franklin Global Market Neutral fund, achieving Morningstar Ratings of 4 and 5 Stars, and winning 12 Lipper Awards. Joe has over 30 years of quantitative investing experience and worked previously at Invesco; Standish, Ayer & Wood; The Boston Company; Evergreen Investments and Wells Capital. Joe holds a B.S. in Computer Science and M.S. in Information Technology from the New England Institute of Technology.

				2026

EMERGING MARKETS EQUITY FUND

BlackRock Financial Management, Inc. (“BlackRock”) is no longer an investment sub-adviser of the Emerging Markets Equity Fund. As such, all references to BlackRock as a sub-adviser to the Emerging Markets Equity Fund and any related disclosures are removed from the Prospectus and Summary Prospectus.

Further, O’Shaughnessy Asset Management, LLC (“O’Shaughnessy”) will commence as a new investment sub-adviser to the Emerging Markets Equity Fund effective May 7, 2026.

Related thereto, the target sub-adviser investment allocations of the Emerging Markets Equity Fund are 17.5% to Lazard Asset Management LLC (“Lazard”), 30% to ClearBridge Investment Management Limited (“CIML”), 35% to O’Shaughnessy, and 17.5% to Van Eck Associates Corporation (“VanEck”).

Accordingly, the following replaces the chart in the section titled “Sub-advisers and portfolio managers” related to the Emerging Markets Equity Fund on page 18 of the Prospectus:

Portfolio Manager	Sub-Adviser or Adviser	Fund’s Portfolio Manager Since
James M. Donald, CFA®, Managing Director, Portfolio Manager/Analyst and Head of Emerging Markets	Lazard	2009

Rohit Chopra, Managing Director and Portfolio Manager Analyst	Lazard	2009

Monika Shrestha, Managing Director and Portfolio Manager Analyst	Lazard	2015

Ganesh Ramachandran, Managing Director and Portfolio Manager Analyst	Lazard	2020

Alastair Reynolds, ASIP, Managing Director, Portfolio Manager	CIML	2021

Andrew Mathewson, CFA, Managing Director, Portfolio Manager	CIML	2021

Colin Dishington, CFA, Managing Director, Portfolio Manager	CIML	2021

Divya Mathur, ASIP, Managing Director, Portfolio Manager	CIML	2021

Paul Desoisa, CFA, Managing Director, Portfolio Manager	CIML	2021

Paul Sloane, ASIP, Managing Director, Portfolio Manager	CIML	2021

Aimee Truesdale, CFA, Managing Director, Portfolio Manager	CIML	2022

Ehren Stanhope, CFA®, Chief Investment Strategist, Portfolio Manager	O’Shaughnessy	2026

Scott Bartone, CFA®, Chief Product Officer, Portfolio Manager	O’Shaughnessy	2026

Claire Noel, CFA®, Director of Research, Portfolio Manager	O’Shaughnessy	2026

Daniel Nitiutomo, CFA®, Portfolio Manager	O’Shaughnessy	2026

Joseph Giroux, Portfolio Manager	O’Shaughnessy	2026

Angus Shillington, Deputy Portfolio Manager	VanEck	2016

Ola El-Shawarby, Portfolio Manager	VanEck	2023

Further, the following disclosure related to the Emerging Markets Equity Fund is hereby added in the section titled “How the Sub-advisers select the Fund’s investments” on page 61-64 of the Prospectus:

O’Shaughnessy Asset Management, LLC (“O’Shaughnessy”)

The O’Shaughnessy MSCI Emerging Markets - Canvas Tax Managed strategy seeks to provide long-term appreciation through passive exposure to emerging market equities. The MSCI Emerging Markets Index captures large and mid-cap representation across 24 Emerging Markets (EM) countries*. The index covers approximately 85% of the free float-adjusted market capitalization in each country. The investment process uses a risk-based sampling approach to closely track broad market exposure to emerging market equities, while also providing portfolio-level customizations and tax management strategies designed to seek optimized after-tax returns, which may include tax-loss harvesting, as applicable. This strategy generally samples from a universe of approximately 1000-1200 securities.

Finally, the following disclosure in the sub-section titled “The Sub-advisers” under the section titled “Fund Management” related to the Emerging Markets Equity Fund on pages 95-99 of the Prospectus is hereby added in alphabetical order with respect to the other Sub-advisers:

Fund	Sub-Adviser or Adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
Emerg-ing Markets Equity Fund	O’Shaughnessy Asset Management, LLC (“O’Shaughnessy”) 100 First Stamford Pl, Stamford, CT 06902	35%

Ehren Stanhope, CFA®

Chief Investment Strategist, Portfolio Manager

Ehren Stanhope is a Principal, Chief Investment Strategist, Portfolio Manager, and Co-Head of the Investment Team at O’Shaughnessy Asset Management (OSAM). Ehren has deep expertise in OSAM’s investment philosophy, portfolio construction, and implementation, which enables him to represent the investment process to key clients throughout the United States and Canada. He is responsible for positioning the firm’s investment capabilities within the context of client needs and the current market environment. Ehren has authored several whitepapers including Dimensions of Return and Microcaps—Factor Spreads, Structural Biases, and the Institutional Imperative. Prior to joining OSAM, Ehren worked at Western Asset Management Company, where he was a member of the Analytics team in the Client Service/Marketing group. In that role, he specialized in relationships with insurance clients handling inquiries related to portfolio performance, structure, and strategy. Ehren holds a B.S. in Management from Tulane University with concentrations in Finance and Legal Studies, and a M.B.A. from the Yale School of Management with a focus in Asset Management. He is a CFA charterholder and member of the CFA Society New York.

				2026

Scott Bartone. CFA®

Chief Product Officer, Portfolio Manager

Scott Bartone is the Chief Product Officer, a Portfolio Manager, and Co-Head of the Investment Team at OSAM. Scott is involved in the day-to-day portfolio management activities and heads the trade support staff focused on delivering the firm’s strategies to clients. Prior to joining OSAM, Scott worked at Bear Stearns and Co. in New York where he was responsible for providing operational and trade support for broker staff and third-party money managers utilized by Bear Stearns’ Private Client Service team. Scott has a B.A. from the State University of New York at Albany and an M.B.A

				2026

Fund	Sub-Adviser or Adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
			from Cornell University. He is also a CFA charterholder.

			Claire Noel, CFA®, Director of Research, Portfolio Manager Ms. Noel also began managing the Fund in November 2022 and has been associated with the Adviser in an investment capacity since June 2021. From 2012 to 2021, Ms. Noel was a Partner at AJO Partners, an institutional investment manager based in Philadelphia, Pennsylvania. At AJO, she served as a senior member of the portfolio management and 13 quantitative research teams responsible for building diversified, value-oriented portfolios of U.S. and international equities.	2026

			Daniel Nitiutomo, CFA®, Portfolio Manager Mr. Nitiutomo began managing the Fund in November 2022 and has been associated with the Adviser in an investment capacity since April 2015.	2026

Joseph Giroux,

Managing Director, Portfolio Manager

Joe is responsible for developing, managing, and improving OSAM’s quantitative equity factor strategies. Prior to joining OSAM, Joe was a Global Equity Portfolio Manager at Franklin Templeton Investment Solutions, and predecessor firms Batterymarch/QS Investors over the past 11 years, where he was the lead Portfolio Manager on multiple funds, including the Franklin Global Equity Fund, Franklin Global Systematic Fund, Franklin Global Dividend Fund, Franklin Global Responsible Fund, and Franklin Global Market Neutral fund, achieving Morningstar Ratings of 4 and 5 Stars, and winning 12 Lipper Awards. Joe has over 30 years of quantitative investing experience and worked previously at Invesco; Standish, Ayer & Wood; The Boston Company; Evergreen Investments and Wells Capital. Joe holds a B.S. in Computer Science and M.S. in Information Technology from the New England Institute of Technology.

				2026

There are no other changes to the Prospectus and Summary Prospectuses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MORGAN STANLEY PATHWAY FUNDS

SUPPLEMENT DATED MAY 7, 2026,

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED JANUARY 1, 2026

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI. To the extent that the following information is inconsistent with that contained in the SAI, this supplement supersedes the SAI.

BlackRock Financial Management, Inc. (“BlackRock”) is no longer an investment sub-adviser of the International Equity Fund and the Emerging Markets Equity Fund. As such, all references to BlackRock and any related disclosures are removed from the SAI.

Further, O’Shaughnessy Asset Management, LLC (“O’Shaughnessy”) will commence as a new investment sub-adviser to the International Equity Fund and the Emerging Markets Equity Fund, effective May 7, 2026.

Accordingly, the following is added to the disclosure related to the International Equity Fund and the Emerging Markets Equity Fund in the sub-section titled “Other Accounts Managed by Portfolio Managers” in the section titled “Portfolio Manager Disclosure” beginning on page 69 of the SAI, in alphabetical order with respect to the other Sub-advisers:

O’Shaughnessy Asset Management, LLC (“O’Shaughnessy”)

Portfolio Manager(s)	Registered Investment Company		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
OSAM Investment Management Team	9	$1,460,618,161	0	$0	14,380	$20,985,153,675

In addition, the following is added to the information under the section titled “Portfolio Manager Compensation” beginning on page 78 of the SAI, in alphabetical order with respect to the other Sub-advisers:

O’Shaughnessy Asset Management, LLC (“O’Shaughnessy” or “OSAM”)

O’Shaughnessy’s compensation program is designed to enhance recruiting and employee retention by offering a compensation structure that allows employees to prosper as the firm prospers. Continuity, fair compensation, equity awards, and professional development are priorities.

Salaries are benchmarked against our parent company, Franklin Templeton, and their 10,000+ employees. In addition, O’Shaughnessy subscribes to the McLagan compensation benchmarking survey, and uses this data to evaluate individual compensation packages. By purchasing and participating in these surveys, O’Shaughnessy strives to ensure its employees are compensated according to industry standards.

As a factor focused, alpha oriented investment management firm with a systematically implemented investment process, O’Shaughnessy finds that performance incentives are not the most-fitting compensation structure and instead rewards activities such as contributions to research. O’Shaughnessy’s core investment model and subsequent strategies are designed with the long term in mind. The further a time horizon is extended, the higher the probability for outperformance. Long-term consistency is rigorously tested by O’Shaughnessy’s research team at the individual characteristic and factor level, O’Shaughnessy’s broader factor themes, and through O’Shaughnessy’s full strategy models.

Per O’Shaughnessy’s thoughts on performance incentives, compensation for all investment professionals is not tied to the performance of any individual strategy or account. Instead, they are compensated through an annual salary, a discretionary bonus, and potential equity awards by Franklin Templeton outlined below.

As mentioned, all employees receive a salary that is benchmarked against Franklin Templeton and McLagan.

In addition, all employees are eligible to participate in an annual discretionary bonus program. Portfolio Managers and Senior Staff are subject to a 35% bonus deferral that is split between OSAM’s Market Leaders Value strategy and Franklin Templeton BEN stock. The deferral vests over 3 years in equal pieces starting 10 months after the award. Furthermore, OSAM can award additional stock to employees for exceptional services subject to the same vesting restrictions as bonus deferrals.

Franklin Templeton (FT) offers direct stock ownership opportunities through the Employee Stock Investment Plan (ESIP). ESIP provides employees with the opportunity to purchase Franklin Resources, Inc. (FRI) common stock at a 15% discount from fair market value.

Participation in the annual bonus plan and ESIP extends to every level, including the most junior, and all employees may keep or sell their shares acquired through ESIP and/or vested restricted stock/mutual fund units after leaving the firm.

Finally, the firm has sponsored members of the team in the pursuit of advanced degree programs at Cornell, Carnegie Mellon, Yale, Columbia and Georgia Tech in addition to the CFA designation. This is a way of investing in long-term talent.

Finally, the following is added to the information under the section titled “Potential Conflicts of Interest” beginning on page 91 of the SAI:

O’Shaughnessy Asset Management, LLC (“O’Shaughnessy” or “OSAM”)

O’Shaughnessy’s Code of Ethics is based on the principle that OSAM owes a fiduciary duty to our clients. The policy requires that all Access Persons avoid activities, interests, and relationships that might present a conflict of interest or the appearance of a conflict of interest with OSAM’s clients, or interferes with OSAM’s or any personnel’s ability to make decisions in the best interest of its clients.

In order to avoid conflicts of interest, personnel may not:

•	Engage in transactions intended to raise, lower, or maintain the price of any investment or to create a false appearance of active trading

•	Divert trading opportunities in any investment away from managed accounts in favor of their own accounts or OSAM’s proprietary accounts

•	Allocate executed trades in such a way as to favor their own or OSAM’s proprietary accounts and to disadvantage the accounts of clients

•

Engage in any other transaction deemed by OSAM’s Compliance Department to involve a potential conflict of interest, possible diversions of corporate opportunity, or an appearance of impropriety or conflict.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE